UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212
(Name and address of agent for service)

(414) 299-2295

Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: June 30, 2020

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Robinson Tax Advantaged Income Fund
(Class A: ROBAX)
(Class C: ROBCX)
(Institutional Class: ROBNX)

Robinson Opportunistic Income Fund
(Class A: RBNAX)
(Class C: RBNCX)
(Institutional Class: RBNNX)

SEMI-ANNUAL REPORT
JUNE 30, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds if you hold your shares directly with the Funds, or from your financial intermediary, such as a broker-dealer or bank, if you hold your shares through a financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you hold your shares directly with the Funds, you may elect to receive shareholder reports and other communications from the Funds electronically by contacting the Funds at (800) 207-7108 or, if you hold your shares through a financial intermediary, contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. If you hold your shares directly with the Funds, you can inform the Funds that you wish to continue receiving paper copies of your shareholder reports at (800) 207-7108 or, if you hold your shares through a financial intermediary, contacting your financial intermediary. Your election to receive reports in paper will apply to all of the Investment Manager Series Trust’s Funds you hold directly or through your financial intermediary, as applicable.

Robinson Funds

Each a series of Investment Managers Series Trust

Table of Contents

Robinson Tax Advantaged Income Fund
Schedule of Investments	1
Statement of Assets and Liabilities	5
Statement of Operations	6
Statements of Changes in Net Assets	7
Financial Highlights	9
Robinson Opportunistic Income Fund
Schedule of Investments	13
Statement of Assets and Liabilities	16
Statement of Operations	17
Statements of Changes in Net Assets	18
Financial Highlights	19
Notes to Financial Statements	22
Supplemental Information	34
Expense Examples	39

This report and the financial statements contained herein are provided for the general information of the shareholders of the Robinson Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

www.libertystreetfunds.com

Robinson Tax Advantaged Income Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2020 (Unaudited)

Number of Shares		Value
	CLOSED-END FUNDS — 97.9%
176,297	BlackRock California Municipal Income Trust	$2,321,831
79,787	BlackRock Long-Term Municipal Advantage Trust	945,476
116,487	BlackRock Muni Intermediate Duration Fund, Inc.	1,607,520
82,535	BlackRock MuniAssets Fund, Inc.	1,145,586
436,188	BlackRock MuniEnhanced Fund, Inc.	4,780,620
362,190	BlackRock MuniHoldings Fund, Inc.	5,403,875
581,532	BlackRock MuniHoldings Investment Quality Fund	7,519,209
160,733	BlackRock MuniHoldings New Jersey Quality Fund, Inc.	2,152,215
496,719	BlackRock MuniVest Fund II, Inc.	6,735,510
1,517,135	BlackRock MuniVest Fund, Inc.	12,743,934
227,932	BlackRock MuniYield California Fund, Inc.	3,175,093
72,067	BlackRock MuniYield California Quality Fund, Inc.	999,569
719,380	BlackRock MuniYield Fund, Inc.	9,776,374
38,144	BlackRock MuniYield Investment Fund	513,037
491,314	BlackRock MuniYield Michigan Quality Fund, Inc.	6,662,218
83,916	BlackRock MuniYield New Jersey Fund, Inc.	1,142,097
62,391	BlackRock MuniYield Pennsylvania Quality Fund	846,646
13,457	BlackRock MuniYield Quality Fund III, Inc.	175,210
912,872	BNY Mellon Strategic Municipal Bond Fund, Inc.	6,609,193
210,473	BNY Mellon Strategic Municipals, Inc.	1,633,270
725,601	DWS Municipal Income Trust	7,836,491
303,968	DWS Strategic Municipal Income Trust	3,191,664
858,214	Eaton Vance Municipal Income Trust	10,719,093
309,619	Invesco Advantage Municipal Income Trust II	3,238,615
367,743	Invesco California Value Municipal Income Trust	4,295,238
555,450	Invesco Municipal Income Opportunities Trust	3,977,022
386,863	Invesco Municipal Opportunity Trust	4,588,195
405,023	Invesco Quality Municipal Income Trust	4,827,874
389,981	Invesco Trust for Investment Grade Municipals	4,695,371
205,871	Invesco Trust for Investment Grade New York Municipals	2,507,509
748,875	Invesco Value Municipal Income Trust	10,821,244
177,853	MFS High Yield Municipal Trust	723,862
900,432	MFS Municipal Income Trust	5,618,696
111,054	Neuberger Berman New York Municipal Fund, Inc.	1,286,005
895,879	Nuveen AMT-Free Municipal Credit Income Fund	13,689,031
101,171	Nuveen Arizona Quality Municipal Income Fund	1,375,925
79,243	Nuveen California Quality Municipal Income Fund	1,130,798
36,848	Nuveen Georgia Quality Municipal Income Fund	449,546
149,847	Nuveen Maryland Quality Municipal Income Fund	1,930,029
320,549	Nuveen Michigan Quality Municipal Income Fund	4,385,110
757,336	Nuveen Municipal Credit Income Fund	11,178,279
247,123	Nuveen Municipal Credit Opportunities Fund	2,935,821
584,890	Nuveen New Jersey Quality Municipal Income Fund	7,750,202
291,663	Nuveen Ohio Quality Municipal Income Fund	4,377,862

Robinson Tax Advantaged Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2020 (Unaudited)

Number of Shares		Value
	CLOSED-END FUNDS (Continued)
272,610	Nuveen Pennsylvania Quality Municipal Income Fund	$3,699,318
347,271	Nuveen Quality Municipal Income Fund	4,868,739
113,760	PIMCO California Municipal Income Fund II	1,004,501
210,017	PIMCO California Municipal Income Fund III	2,110,671
492,737	PIMCO Municipal Income Fund	6,671,659
205,124	PIMCO Municipal Income Fund II	2,758,918
442,981	PIMCO Municipal Income Fund III	5,089,852
315,126	PIMCO New York Municipal Income Fund II	3,264,705
667,350	Pioneer Municipal High Income Advantage Trust	7,013,848
617,558	Pioneer Municipal High Income Trust	6,972,230
168,053	RiverNorth Opportunistic Municipal Income Fund, Inc.	3,564,404
348,305	Western Asset Intermediate Muni Fund, Inc.	2,981,491
979,795	Western Asset Managed Municipals Fund, Inc.	11,767,338
66,768	Western Asset Municipal High Income Fund, Inc.	475,388
11,300	Western Asset Municipal Partners Fund, Inc.	159,895
	TOTAL CLOSED-END FUNDS
	(Cost $ 253,070,229)	256,820,922

Principal Amount
	SHORT-TERM INVESTMENTS — 1.1%
$3,001,225	UMB Money Market Fiduciary 0.01%[1]	3,001,225
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $ 3,001,225)	3,001,225
	TOTAL INVESTMENTS — 99.0%
	(Cost $256,071,454)	259,822,147
	Other Assets in Excess of Liabilities — 1.0%	2,563,314
	TOTAL NET ASSETS — 100.0%	$262,385,461

[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Robinson Tax Advantaged Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2020 (Unaudited)

FUTURES CONTRACTS

Number of Contracts Long (Short)	Description	Expiration Date	Value at Trade Date	Value at June 30, 2020	Unrealized Appreciation (Depreciation)
(25)	Ultra Long Term U.S. Treasury Bond	September 2020	$(5,386,937)	$(5,453,906)	$(66,969)
(250)	U.S. 5 Year Treasury Note	September 2020	(31,349,609)	(31,435,547)	(85,938)
(250)	U.S. 10 Year Treasury Note	September 2020	(34,662,109)	(34,792,968)	(130,859)
(175)	U.S. Treasury Long Bond	September 2020	(30,997,266)	(31,248,438)	(251,172)

TOTAL FUTURES CONTRACTS			$(102,395,921)	$(102,930,859)	$(534,938)

See accompanying Notes to Financial Statements.

Robinson Tax Advantaged Income Fund
SUMMARY OF INVESTMENTS
As of June 30, 2020 (Unaudited)

Security Type	Percent of Total Net Assets
Closed-End Funds	97.9%
Short-Term Investments	1.1%
Total Investments	99.0%
Other Assets in Excess of Liabilities	1.0%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Robinson Tax Advantaged Income Fund
STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2020 (Unaudited)

Assets:
Investments, at value (cost $256,071,454)	$259,822,147
Cash deposited with broker	3,466,910
Receivables:
Investment securities sold	3,662,959
Fund shares sold	290,915
Dividends and interest	677,821
Prepaid expenses	14,301
Total assets	267,935,053

Liabilities:
Payables:
Investment securities purchased	4,466,516
Fund shares redeemed	187,534
Unrealized depreciation on futures contacts	534,938
Advisory fees	218,935
Shareholder servicing fees (Note 7)	17,342
Distribution fees - Class A & Class C (Note 6)	12,902
Fund services fees	63,654
Commitment fees payable (Note 12)	11,295
Auditing fees	10,067
Trustees' deferred compensation (Note 3)	4,985
Chief Compliance Officer fees	2,149
Trustees' fees and expenses	118
Accrued other expenses	19,157
Total liabilities	5,549,592

Net Assets	$262,385,461

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$279,946,994
Total accumulated deficit	(17,561,533)
Net Assets	$262,385,461

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	39,836,654
Shares of beneficial interest issued and outstanding	$4,587,930
Redemption price[1]	8.68
Maximum sales charge (3.75% of offering price)[2]	0.34
Maximum offering price to public	$9.02

Class C Shares:
Net assets applicable to shares outstanding	6,656,648
Shares of beneficial interest issued and outstanding	767,038
Redemption price[3]	$8.68

Institutional Class Shares:
Net assets applicable to shares outstanding	215,892,159
Shares of beneficial interest issued and outstanding	24,878,672
Redemption price	$8.68

[1]	A Contingent Deferred Sales Charge (“CDSC”) of 1.00% may be charged on certain purchases of $500,000 or more that are redeemed in whole or in part within 18 months of the date of purchase.

[2]	No initial sales charge is applied to purchases of $500,000 or more.

[3]	A CDSC of 1.00% may be charged on purchases that are redeemed in whole or in part within 12 months of the date of purchase.

See accompanying Notes to Financial Statements.

Robinson Tax Advantaged Income Fund
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2020 (Unaudited)

Investment income:
Dividends	$5,248,590
Interest	1,581
Total investment income	5,250,171

Expenses:
Advisory fees	1,268,977
Shareholder servicing fees (Note 7)	68,629
Distribution fees - Class A (Note 6)	46,720
Distribution fees - Class C (Note 6)	34,550
Fund services fees	146,397
Registration fees	26,138
Legal fees	14,725
Commitment fees (Note 12)	11,229
Auditing fees	9,817
Shareholder reporting fees	8,725
Chief Compliance Officer fees	5,899
Trustees' fees and expenses	5,543
Insurance fees	1,029
Miscellaneous	632
Total expenses	1,649,010
Advisory fees recovered	914
Voluntary advisory fees waived	(115,214)
Net expenses	1,534,710
Net investment income	3,715,461

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	7,440,048
Futures contracts	(9,674,267)
Net realized loss	(2,234,219)
Net change in unrealized appreciation/depreciation on:
Investments	(10,144,595)
Futures contracts	(2,302,712)
Net change in unrealized appreciation/depreciation	(12,447,307)
Net realized and unrealized loss	(14,681,526)

Net Decrease in Net Assets from Operations	$(10,966,065)

See accompanying Notes to Financial Statements.

Robinson Tax Advantaged Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2020 (Unaudited)	For the Year Ended December 31, 2019
Increase (Decrease) in Net Assets from:

Net investment income	$3,715,461	$8,868,843
Net realized loss on investments and futures contracts	(2,234,219)	(1,487,481)
Long term capital gain distributions from regulated investment companies	-	210,674
Net change in unrealized appreciation/depreciation on investments and futures contracts	(12,447,307)	30,575,840
Net increase (decrease) in net assets resulting from operations	(10,966,065)	38,167,876

Distributions to Shareholders:
Distributions:
Class A	(569,299)	(1,064,598)
Class C	(77,261)	(177,994)
Institutional Class	(3,067,886)	(7,630,589)
From return of capital:
Class A	-	(21,250)
Class C	-	(3,548)
Institutional Class	-	(152,302)
Total distributions to shareholders	(3,714,446)	(9,050,281)

Capital Transactions:
Net proceeds from shares sold:
Class A	10,066,668	9,267,344
Class C	345,197	734,508
Institutional Class	92,950,088	79,475,830
Reinvestment of distributions:
Class A	542,684	1,010,696
Class C	72,822	171,449
Institutional Class	2,892,896	7,196,529
Cost of shares redeemed:
Class A	(4,065,046)	(11,613,888)
Class C	(720,214)	(1,705,731)
Institutional Class	(82,339,450)	(104,947,802)
Net increase (decrease) in net assets from capital transactions	19,745,645	(20,411,065)

Total increase in net assets	5,065,134	8,706,530

Net Assets:
Beginning of period	257,320,327	248,613,797
End of period	$262,385,461	$257,320,327
Capital Share Transactions:
Shares sold:
Class A	1,203,315	983,866
Class C	40,933	77,851
Institutional Class	11,157,157	8,546,726
Shares reinvested:
Class A	63,199	107,891
Class C	8,449	18,324
Institutional Class	334,072	768,502

See accompanying Notes to Financial Statements.

Robinson Tax Advantaged Income Fund

STATEMENTS OF CHANGES IN NET ASSETS - Continued

	For the Six Months Ended June 30, 2020 (Unaudited)	For the Year Ended December 31, 2019
Shares redeemed:
Class A	(466,303)	(1,231,133)
Class C	(83,300)	(181,584)
Institutional Class	(8,762,145)	(11,134,817)
Net increase (decrease) in capital share transactions	3,495,377	(2,044,374)

See accompanying Notes to Financial Statements.

Robinson Tax Advantaged Income Fund

FINANCIAL HIGHLIGHTS

Class A

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2020	For the Year Ended December 31,
	(Unaudited)	2019	2018	2017	2016	2015
Net asset value, beginning of period	$9.63	$8.64	$9.59	$9.62	$10.09	$10.03
Income from Investment Operations:
Net investment income[1,2]	0.13	0.28	0.34	0.37	0.41	0.45
Net realized and unrealized gain (loss)	(0.95)	1.00	(0.94)	0.07	(0.41)	0.06
Total from investment operations	(0.82)	1.28	(0.60)	0.44	-	0.51

Less Distributions:
From net investment income	(0.13)	(0.28)	(0.34)	(0.37)	(0.42)	(0.45)
From net realized gain	-	-	-	(0.10)	(0.05)	-
From return of capital	-	(0.01)	(0.01)	-	-	-
Total distributions	(0.13)	(0.29)	(0.35)	(0.47)	(0.47)	(0.45)

Net asset value, end of period	$8.68	$9.63	$8.64	$9.59	$9.62	$10.09

Total return	(8.47)%[3,4]	14.93%[4]	(6.42)%[4]	4.61%[4]	(0.05)%[4]	5.34%[5]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$39,837	$36,465	$33,933	$25,857	$28,887	$9,874

Ratio of expenses to average net assets (including commitment fees):
Before fees waived and expenses absorbed/recovered[6]	1.61%[7,8]	1.63%[8]	1.59%	1.72%	1.73%	2.10%
After fees waived and expenses absorbed/recovered[6]	1.51%[7,8]	1.51%[8]	1.52%[9]	1.60%	1.60%	1.60%
Ratio of net investment income to average net assets (including commitment fees):
Before fees waived and expenses absorbed/recovered[2]	2.94%[7]	2.89%	3.67%	3.66%	3.83%	4.15%
After fees waived and expenses absorbed/recovered[2]	3.04%[7]	3.01%	3.74%	3.78%	3.96%	4.65%

Portfolio turnover rate	110%[3]	78%	120%	123%	128%	92%

[1]	Based on average shares outstanding for the period.
[2]	Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.
[3]	Not annualized.
[4]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 3.75% of offering price which is reduced on sales of $100,000 or more and no initial sales charge is applied to purchases of $500,000 or more. Returns shown do not include payment of a Contingent Deferred Sales Charge ("CDSC") of 1.00% on certain purchases of $500,000 or more that are redeemed in whole or in part within 18 months or purchase. If these sales charges were included total returns would be lower.
[5]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 5.75% of offering price which is reduced on sales of $50,000 or more and no initial sales charge is applied to purchases of $1 million or more. Returns shown do not include payment of a Contingent Deferred Sales Charge ("CDSC") of 1.00% on certain purchases of $1 million or more that are redeemed in whole or in part within 12 months or purchase. If these sales charges were included total returns would be lower.
[6]	Does not include expenses of the investment companies in which the Fund invests.
[7]	Annualized.
[8]	If commitment fees had been excluded, the expense ratios would have been lowered by 0.01% for the six months ended June 30, 2020, and by 0.01% for the year ended December 31, 2019.

See accompanying Notes to Financial Statements.

Robinson Tax Advantaged Income Fund

FINANCIAL HIGHLIGHTS - Continued

Class A

[9]	Effective March 15, 2018 the Advisor has voluntarily agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that the total annual fund operating expenses (excluding, as applicable, any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.50% of the average daily net assets until April 30, 2021. The Advisor may terminate this voluntary reduction at any time.

See accompanying Notes to Financial Statements.

Robinson Tax Advantaged Income Fund

FINANCIAL HIGHLIGHTS

Class C

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2020	For the Year Ended December 31,
	(Unaudited)	2019	2018	2017	2016	2015
Net asset value, beginning of period	$9.62	$8.63	$9.59	$9.61	$10.09	$10.03
Income from Investment Operations:
Net investment income[1,2]	0.10	0.21	0.27	0.29	0.33	0.38
Net realized and unrealized gain (loss)	(0.94)	0.99	(0.95)	0.09	(0.41)	0.06
Total from investment operations	(0.84)	1.20	(0.68)	0.38	(0.08)	0.44

Less Distributions:
From net investment income	(0.10)	(0.21)	(0.27)	(0.30)	(0.35)	(0.38)
From net realized gain	-	-	-	(0.10)	(0.05)	-
From return of capital	-	- [3]	(0.01)	-	-	-
Total distributions	(0.10)	(0.21)	(0.28)	(0.40)	(0.40)	(0.38)

Net asset value, end of period	$8.68	$9.62	$8.63	$9.59	$9.61	$10.09

Total return[4]	(8.73)%[5]	14.08%	(7.24)%	3.94%	(0.85)%	4.60%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$6,657	$7,706	$7,653	$11,750	$11,716	$1,253

Ratio of expenses to average net assets (including commitment fees):
Before fees waived and expenses absorbed/recovered[6]	2.36%[7,8]	2.38%[8]	2.34%	2.47%	2.48%	2.85%
After fees waived and expenses absorbed/recovered[6]	2.26%[7,8]	2.26%[8]	2.27%[9]	2.35%	2.35%	2.35%
Ratio of net investment income to average net assets (including commitment fees):
Before fees waived and expenses absorbed/recovered[2]	2.19%[7]	2.14%	2.92%	2.91%	3.08%	3.40%
After fees waived and expenses absorbed/recovered[2]	2.29%[7]	2.26%	2.99%	3.03%	3.21%	3.90%

Portfolio turnover rate	110%[5]	78%	120%	123%	128%	92%

[1]	Based on average shares outstanding for the period.
[2]	Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.
[3]	Amount represents less than $0.01 per share.
[4]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of a Contingent Deferred Sales Charge ("CDSC") of 1.00% on purchases that are redeemed in whole or in part within 12 months of purchase. If these sales charges were included total returns would be lower.
[5]	Not annualized.
[6]	Does not include expenses of the investment companies in which the Fund invests.
[7]	Annualized.
[8]	If commitment fees had been excluded, the expense ratios would have been lowered by 0.01% for the six months ended June 30, 2020, and by 0.01% for the year ended December 31, 2019.
[9]	Effective March 15, 2018 the Advisor has voluntarily agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that the total annual fund operating expenses (excluding, as applicable, any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 2.25% of the average daily net assets until April 30, 2021. The Advisor may terminate this voluntary reduction at any time.

See accompanying Notes to Financial Statements.

Robinson Tax Advantaged Income Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2020	For the Year Ended December 31,
	(Unaudited)	2019	2018	2017	2016	2015
Net asset value, beginning of period	$9.62	$8.64	$9.59	$9.61	$10.09	$10.03
Income from Investment Operations:
Net investment income[1,2]	0.14	0.31	0.36	0.39	0.43	0.48
Net realized and unrealized gain (loss)	(0.94)	0.99	(0.94)	0.08	(0.41)	0.06
Total from investment operations	(0.80)	1.30	(0.58)	0.47	0.02	0.54

Less Distributions:
From net investment income	(0.14)	(0.31)	(0.36)	(0.39)	(0.45)	(0.48)
From net realized gain	-	-	-	(0.10)	(0.05)	-
From return of capital	-	(0.01)	(0.01)	-	-	-
Total distributions	(0.14)	(0.32)	(0.37)	(0.49)	(0.50)	(0.48)

Net asset value, end of period	$8.68	$9.62	$8.64	$9.59	$9.61	$10.09

Total return[3]	(8.26)%[4]	15.11%	(6.19)%	4.98%	0.09%	5.58%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$215,892	$213,150	$207,028	$103,726	$87,898	$61,644

Ratio of expenses to average net assets (including commitment fees):
Before fees waived and expenses absorbed/recovered[5]	1.36%[6,7]	1.38%[7]	1.34%	1.47%	1.48%	1.85%
After fees waived and expenses absorbed/recovered[5]	1.26%[6,7]	1.26%[7]	1.27%[8]	1.35%	1.35%	1.35%
Ratio of net investment income to average net assets (including commitment fees):
Before fees waived and expenses absorbed/recovered[2]	3.19%[6]	3.14%	3.92%	3.91%	4.08%	4.40%
After fees waived and expenses absorbed/recovered[2]	3.29%[6]	3.26%	3.99%	4.03%	4.21%	4.90%

Portfolio turnover rate	110%[4]	78%	120%	123%	128%	92%

[1]	Based on average shares outstanding for the period.
[2]	Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Does not include expenses of the investment companies in which the Fund invests.
[6]	Annualized.
[7]	If commitment fees had been excluded, the expense ratios would have been lowered by 0.01% for the six months ended June 30, 2020, and by 0.01% for the year ended December 31, 2019.
[8]	Effective March 15, 2018 the Advisor has voluntarily agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that the total annual fund operating expenses (excluding, as applicable, any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.25% of the average daily net assets until April 30, 2021. The Advisor may terminate this voluntary reduction at any time.

See accompanying Notes to Financial Statements.

Robinson Opportunistic Income Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2020 (Unaudited)

Number of Shares		Value
	CLOSED-END FUNDS — 93.8%
98,571	Apollo Senior Floating Rate Fund, Inc.	$1,225,238
49,251	Apollo Tactical Income Fund, Inc.	611,697
85,473	BlackRock Floating Rate Income Trust	938,494
7,100	BlackRock Limited Duration Income Trust	98,903
96,770	Blackstone/GSO Long-Short Credit Income Fund	1,166,078
97,133	Blackstone/GSO Senior Floating Rate Term Fund	1,249,130
18,219	Blackstone/GSO Strategic Credit Fund	208,061
452,927	BNY Mellon High Yield Strategies Fund	1,159,493
609,806	Credit Suisse High Yield Bond Fund	1,219,612
29,800	Eaton Vance Floating-Rate Income Trust	339,720
97,679	Eaton Vance Senior Floating-Rate Trust	1,105,726
26,020	Invesco Dynamic Credit Opportunities Fund	231,578
26,951	Ivy High Income Opportunities Fund	302,929
39,285	John Hancock Investors Trust	609,310
34,062	KKR Income Opportunities Fund	419,644
144,207	New America High Income Fund, Inc.	1,123,373
107,144	Nuveen Credit Strategies Income Fund	625,721
98,051	PGIM High Yield Bond Fund, Inc.	1,297,215
157,943	Pioneer High Income Trust	1,175,096
263,596	Western Asset High Income Fund II, Inc.	1,634,295
175,387	Western Asset High Income Opportunity Fund, Inc.	810,288
	TOTAL CLOSED-END FUNDS
	(Cost $ 18,428,927)	17,551,601

Principal Amount
	SHORT-TERM INVESTMENTS — 0.1%
$22,290	UMB Money Market Fiduciary 0.01%[1]	22,290
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $ 22,290)	22,290
	TOTAL INVESTMENTS — 93.9%
	(Cost $18,451,217)	17,573,891
	Other Assets in Excess of Liabilities — 6.1%	1,140,015
	TOTAL NET ASSETS — 100.0%	$18,713,906

[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Robinson Opportunistic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2020 (Unaudited)

FUTURES CONTRACTS

Number of Contracts Long (Short)	Description	Expiration Date	Value at Trade Date	Value at June 30, 2020	Unrealized Appreciation (Depreciation)

(10)	E-mini Dow ($5)	September 2020	$(1,309,700)	$(1,284,450)	$25,250
(10)	E-mini S&P 500	September 2020	(1,559,050)	(1,545,100)	13,950
(20)	E-mini Russell 2000	September 2020	(1,451,400)	(1,437,600)	13,800
(30)	E-mini Russell 1000	September 2020	(1,716,150)	(1,661,100)	55,050
(15)	U.S. 5 Year Treasury Note	September 2020	(1,880,977)	(1,886,133)	(5,156)
(10)	U.S. 10 Year Treasury Note	September 2020	(1,386,484)	(1,391,719)	(5,235)
(5)	U.S. Treasury Long Bond	September 2020	(885,195)	(892,812)	(7,617)

TOTAL FUTURES CONTRACTS			$(10,188,956)	$(10,098,914)	$90,042

See accompanying Notes to Financial Statements.

Robinson Opportunistic Income Fund

SUMMARY OF INVESTMENTS

As of June 30, 2020 (Unaudited)

Security Type	Percent of Total Net Assets
Closed-End Funds	93.8%
Short-Term Investments	0.1%
Total Investments	93.9%
Other Assets in Excess of Liabilities	6.1%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Robinson Opportunistic Income Fund

STATEMENT OF ASSETS AND LIABILITIES

As of June 30, 2020 (Unaudited)

Assets:
Investments, at value (cost $18,451,217)	$17,573,891
Cash deposited with brokers for futures contracts	1,052,018
Receivables:
Unrealized appreciation on open futures contracts	108,050
Dividends and interest	27,296
Prepaid expenses	19,048
Total assets	18,780,303

Liabilities:
Payables:
Unrealized depreciation on futures contacts	18,008
Advisory fees	6,052
Shareholder servicing fees (Note 7)	3,280
Distribution fees - Class A & Class C (Note 6)	3,358
Fund services fees	6,738
Auditing fees	10,067
Trustees' deferred compensation (Note 3)	4,439
Commitment fees payable (Note 12)	2,856
Chief Compliance Officer fees	2,151
Trustees' fees and expenses	84
Accrued other expenses	9,364
Total liabilities	66,397

Net Assets	$18,713,906

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$27,267,148
Total accumulated deficit	(8,553,242)
Net Assets	$18,713,906

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	2,772,483
Shares of beneficial interest issued and outstanding	$335,094
Redemption price[1]	8.27
Maximum sales charge (4.25% of offering price)[2]	0.37
Maximum offering price to public	$8.64

Class C Shares:
Net assets applicable to shares outstanding	3,293,421
Shares of beneficial interest issued and outstanding	399,096
Redemption price[3]	$8.25

Institutional Class Shares:
Net assets applicable to shares outstanding	12,648,002
Shares of beneficial interest issued and outstanding	1,529,134
Redemption price	$8.27

[1]	A Contingent Deferred Sales Charge ("CDSC") of 1.00% may be imposed on certain purchases of $1 million or more that are redeemed in whole or in part within 12 months of the date of purchase.
[2]	No initial sales charge is applied to purchases of $1 million or more.
[3]	A CDSC of 1.00% may be charged on purchases that are redeemed in whole or in part within 12 months of the date of purchase.

See accompanying Notes to Financial Statements.

Robinson Opportunistic Income Fund

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2020 (Unaudited)

Investment income:
Dividends	$935,728
Interest	474
Total investment income	936,202

Expenses:
Advisory fees	130,938
Shareholder servicing fees (Note 7)	6,164
Distribution fees - Class A (Note 6)	4,224
Distribution fees - Class C (Note 6)	18,691
Fund services fees	24,811
Registration fees	21,452
Legal fees	17,069
Auditing fees	9,817
Chief Compliance Officer fees	5,899
Shareholder reporting fees	5,460
Trustees' fees and expenses	5,166
Commitment fees (Note 12)	3,234
Miscellaneous	2,796
Insurance fees	704
Total expenses	256,425
Advisory fees waived	(69,577)
Net expenses	186,848
Net investment income	749,354

Realized and Unrealized Gain (Loss):
Net realized loss on:
Investments	(3,452,375)
Futures contracts	(246,940)
Net realized loss	(3,699,315)
Net change in unrealized appreciation/depreciation on:
Investments	(2,328,491)
Futures contracts	166,280
Net change in unrealized appreciation/depreciation	(2,162,211)
Net realized and unrealized loss	(5,861,526)

Net Decrease in Net Assets from Operations	$(5,112,172)

See accompanying Notes to Financial Statements.

Robinson Opportunistic Income Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2020 (Unaudited)	For the Year Ended December 31, 2019
Increase (Decrease) in Net Assets from:

Net investment income	$749,354	$1,705,550
Net realized loss on investments and futures contracts	(3,699,315)	(1,147,653)
Long term capital gain distributions from regulated investment companies	-	11,548
Net change in unrealized appreciation/depreciation on investments and futures contracts	(2,162,211)	3,461,355
Net increase (decrease) in net assets resulting from operations	(5,112,172)	4,030,800

Distributions to Shareholders:
Distributions:
Class A	(105,682)	(228,112)
Class C	(107,210)	(244,463)
Institutional Class	(543,598)	(1,267,151)
Total distributions to shareholders	(756,490)	(1,739,726)

Capital Transactions:
Net proceeds from shares sold:
Class A	694,559	2,319,998
Class C	-	116,026
Institutional Class	1,195,132	11,373,399
Reinvestment of distributions:
Class A	60,429	109,167
Class C	95,228	221,532
Institutional Class	458,812	1,098,628
Cost of shares redeemed:
Class A	(1,873,426)	(914,987)
Class C	(516,852)	(842,435)
Institutional Class	(7,381,322)	(8,106,329)
Net increase (decrease) in net assets from capital transactions	(7,267,440)	5,374,999

Total increase (decrease) in net assets	(13,136,102)	7,666,073

Net Assets:
Beginning of period	31,850,008	24,183,935
End of period	$18,713,906	$31,850,008
Capital Share Transactions:
Shares sold:
Class A	87,670	226,679
Class C	-	11,477
Institutional Class	123,794	1,117,987
Shares reinvested:
Class A	7,222	10,749
Class C	11,430	21,879
Institutional Class	54,056	108,200
Shares redeemed:
Class A	(199,465)	(89,625)
Class C	(56,470)	(83,018)
Institutional Class	(842,637)	(800,700)
Net increase (decrease) in capital share transactions	(814,400)	523,628

See accompanying Notes to Financial Statements.

Robinson Opportunistic Income Fund

FINANCIAL HIGHLIGHTS

Class A

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2020	For the Year Ended December 31,				For the Period Ended December 31,
	(Unaudited)	2019	2018	2017	2016	2015*
Net asset value, beginning of period	$10.35	$9.47	$10.95	$10.96	$10.00	$10.00
Income from Investment Operations:
Net investment income[1,2]	0.28	0.58	0.58	0.62	0.72	-
Net realized and unrealized gain (loss)	(2.07)	0.89	(1.15)	(0.01)	1.02	-
Total from investment operations	(1.79)	1.47	(0.57)	0.61	1.74	-

Less Distributions:
From net investment income	(0.29)	(0.59)	(0.63)	(0.62)	(0.70)	-
From net realized gain	-	-	(0.28)	-	-	-
From return of capital	-	-	-	-	(0.08)	-
Total distributions	(0.29)	(0.59)	(0.91)	(0.62)	(0.78)	-

Net asset value, end of period	$8.27	$10.35	$9.47	$10.95	$10.96	$10.00

Total return[3]	(17.28)%[4]	15.83%	(5.51)%	5.66%	18.20%	-%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$2,772	$4,553	$2,765	$3,912	$3,691	$3

Ratio of expenses to average net assets (including interest expense and commitment fees):
Before fees waived and expenses absorbed[5]	2.21%[6,7]	2.12%[7]	1.93%[7]	1.88%	2.01%	-%
After fees waived and expenses absorbed[5]	1.62%[6,7]	1.62%[7]	1.62%[7]	1.60%	1.60%	-%
Ratio of net investment income to average net assets (including interest expense and commitment fees):
Before fees waived and expenses absorbed[2]	5.65%[6]	5.21%	5.16%	5.30%	6.29%	-%
After fees waived and expenses absorbed[2]	6.24%[6]	5.71%	5.47%	5.58%	6.70%	-%
Portfolio turnover rate	65%[4]	114%	82%	98%	87%	-%

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 5.75% of offering price which is reduced on sales of $50,000 or more and no initial sales charge is applied to purchases of $1 million or more. Effective February 15, 2017, the Fund has lowered the maximum sales charge imposed on purchases of Class A Shares from 5.75% to 4.25%. Returns shown do not include payment of a Contingent Deferred Sales Charge ("CDSC") of 1.00% on certain purchases of $1 million or more that are redeemed in whole or in part within 12 months of purchase. If these sales charges were included total returns would be lower.
[4]	Not annualized.
[5]	Does not include expenses of the investment companies in which the Fund invests.
[6]	Annualized.
[7]	If interest expense and commitment fees had been excluded, the expense ratios would have been lowered by 0.02% for the six months ended June 30, 2020, 0.02% for the year ended December 31, 2019, and 0.02% for the year ended December 31, 2018.

See accompanying Notes to Financial Statements.

Robinson Opportunistic Income Fund

FINANCIAL HIGHLIGHTS

Class C

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2020	For the Year Ended December 31,				For the Period Ended December 31,
	(Unaudited)	2019	2018	2017	2016	2015*
Net asset value, beginning of period	$10.33	$9.45	$10.92	$10.94	$10.00	$10.00
Income from Investment Operations:
Net investment income[1,2]	0.24	0.50	0.50	0.54	0.64	-
Net realized and unrealized gain (loss)	(2.06)	0.90	(1.14)	(0.02)	1.01	-
Total from investment operations	(1.82)	1.40	(0.64)	0.52	1.65	-

Less Distributions:
From net investment income	(0.26)	(0.52)	(0.55)	(0.54)	(0.64)	-
From net realized gain	-	-	(0.28)	-	-	-
From return of capital	-	-	-	-	(0.07)	-
Total distributions	(0.26)	(0.52)	(0.83)	(0.54)	(0.71)	-

Net asset value, end of period	$8.25	$10.33	$9.45	$10.92	$10.94	$10.00

Total return[3]	(17.64)%[4]	15.01%	(6.14)%	4.81%	17.23%	-%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$3,293	$4,586	$4,667	$6,051	$905	$3

Ratio of expenses to average net assets (including interest expense and commitment fees):
Before fees waived and expenses absorbed[5]	2.96%[6,7]	2.87%[7]	2.68%[7]	2.63%	2.76%	-%
After fees waived and expenses absorbed[5]	2.37%[6,7]	2.37%[7]	2.37%[7]	2.35%	2.35%	-%
Ratio of net investment income to average net assets (including interest expense and commitment fees):
Before fees waived and expenses absorbed[2]	4.90%[6]	4.46%	4.41%	4.55%	5.54%	-%
After fees waived and expenses absorbed[2]	5.49%[6]	4.96%	4.72%	4.83%	5.95%	-%
Portfolio turnover rate	65%[4]	114%	82%	98%	87%	-%

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.

[2]	Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of a Contingent Deferred Sales Charge ("CDSC") of 1.00% on purchases that are redeemed in whole or in part within 12 months of purchase. If these sales charges were included total returns would be lower.

[4]	Not annualized.
[5]	Does not include expenses of the investment companies in which the Fund invests.
[6]	Annualized.

[7]	If interest expense and commitment fees had been excluded, the expense ratios would have been lowered by 0.02% for the six months ended June 30, 2020, 0.02% for the year ended December 31, 2019, and 0.02% for the year ended December 31, 2018.

See accompanying Notes to Financial Statements.

Robinson Opportunistic Income Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2020		For the Year Ended December 31,				For the Period Ended December 31,
	(Unaudited)		2019	2018	2017	2016	2015*
Net asset value, beginning of period	$10.35		$9.47	$10.95	$10.96	$10.00	$10.00
Income from Investment Operations:
Net investment income[1,2]	0.29		0.61	0.61	0.65	0.73	-
Net realized and unrealized gain (loss)	(2.07)		0.89	(1.16)	(0.01)	1.03	-
Total from investment operations	(1.78)		1.50	(0.55)	0.64	1.76	-

Less Distributions:
From net investment income	(0.30)		(0.62)	(0.65)	(0.65)	(0.72)	-
From net realized gain	-		-	(0.28)	-	-	-
From return of capital	-		-	-	-	(0.08)	-
Total distributions	(0.30)		(0.62)	(0.93)	(0.65)	(0.80)	-

Net asset value, end of period	$8.27		$10.35	$9.47	$10.95	$10.96	$10.00

Total return[3]	(17.17)%[4]		16.13%	(5.26)%	5.93%	18.46%	-%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$12,648		$22,711	$16,752	$64,494	$55,952	$5

Ratio of expenses to average net assets (including interest expense and commitment fees):
Before fees waived and expenses absorbed[5]	1.96%[6,7]		1.87%[7]	1.68%[7]	1.63%	1.76%	-%
After fees waived and expenses absorbed[5]	1.37%[6,7]		1.37%[7]	1.37%[7]	1.35%	1.35%	-%
Ratio of net investment income to average net assets (including interest expense and commitment fees):
Before fees waived and expenses absorbed[2]	5.90	%6	5.46%	5.41%	5.55%	6.54%	-%
After fees waived and expenses absorbed[2]	6.49	%6	5.96%	5.72%	5.83%	6.95%	-%
Portfolio turnover rate	65	%4	114%	82%	98%	87%	-%

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Does not include expenses of the investment companies in which the Fund invests.
[6]	Annualized.
[7]	If interest expense and commitment fees had been excluded, the expense ratios would have been lowered by 0.02% for the six months ended June 30, 2020, 0.02% for the year ended December 31, 2019, and 0.02% for the year ended December 31, 2018.

See accompanying Notes to Financial Statements.

Robinson Funds

NOTES TO FINANCIAL STATEMENTS

June 30, 2020 (Unaudited)

Note 1 – Organization

Robinson Tax Advantaged Income Fund (“Tax Advantaged Income” or “Tax Advantaged Income Fund”) and Robinson Opportunistic Income Fund (“Opportunistic Income” or “Opportunistic Income Fund”) (collectively referred to as the “Funds”) are organized as a series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Tax Advantaged Income Fund is a diversified Fund, and the Opportunistic Income Fund is non-diversified.

The Tax Advantaged Income Fund seeks total return with an emphasis on providing current income, a substantial portion of which will be exempt from federal income taxes. The Fund commenced investment operations on September 30, 2014. The Fund currently offers four classes of shares: A shares, C shares, T shares and Institutional shares. Class T shares are not currently available for purchase.

The Opportunistic Income Fund seeks total return with an emphasis on providing current income. The Fund commenced operations on December 31, 2015, prior to which its only activity was the receipt of a $10,000 investment from principals of the Fund’s advisor and a $36,879,274 transfer of shares of the Fund in exchange for the net assets of the Robinson Income and Principal Preservation Fund I, LP, a Delaware limited partnership (the “Company”). This exchange was nontaxable, whereby the Fund’s Institutional Class issued 3,687,927 shares for the net assets of the Company on December 31, 2015. Assets with a fair market value of $36,879,274 consisting of cash, interest receivable and securities of the Company with a fair value of $33,516,116 (identified costs of investments transferred were $35,067,906) and cash were the primary assets received by the Fund on January 1, 2016. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Partnership was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amount distributable to shareholders for tax purposes. The Fund currently offers four classes of shares: A shares, C shares, T shares and Institutional shares. Class T shares are not currently available for purchase.

The shares of each class represent an interest in the same portfolio of investments of the Funds and have equal rights as to voting, redemptions, dividends, liquidation, income and expenses, except class specific expenses, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative net assets. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification, “Financial Services – Investment Companies”, Topic 946 (ASC 946).

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s sub-advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Robinson Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2020 (Unaudited)

Trading in securities on many foreign securities exchanges and OTC markets is normally completed before the close of business on each U.S. business day. In addition, securities trading in a particular country or countries may not take place on all U.S. business days or may take place on days which are not U.S. business days. Changes in valuations on certain securities may occur at times or on days on which the Fund’s net asset values (“NAV”) are not calculated and on which the Fund does not effect sales and redemptions of its shares.

(b) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Premiums for callable debt securities are amortized to the earliest call date, if the call price was less than the purchase price. If the call price was not at par and the security was not called, the security is amortized to the next call price and date. Income and expenses of the Funds are allocated on a pro rata basis to each class of shares, except for distribution and service fees which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

(c) Closed-End Funds

The Funds invest in shares of closed-end funds (“CEFs”). Investments in closed-end funds are subject to various risks, including reliance on management’s ability to meet the closed-end fund’s investment objective and to manage the closed-end fund portfolio; fluctuation in the net asset value of closed-end fund shares compared to the changes in the value of the underlying securities that the closed-end fund owns; and bearing a pro rata share of the management fees and expenses of each underlying closed-end fund resulting in Fund’s shareholders being subject to higher expenses than if he or she invested directly in the closed-end fund(s). The closed-end funds in which the Funds will invest may be leveraged. As a result, the Funds may be exposed indirectly to leverage through investment in a closed-end fund. An investment in securities of a closed-end fund that uses leverage may expose the Fund to higher volatility in the market value of such securities and the possibility that the Fund’s long-term returns on such securities (and, indirectly, the long-term returns of the shares) will be diminished.

Robinson Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2020 (Unaudited)

(d) Municipal Bonds Risk

The underlying closed-end funds, in which the Tax Advantaged Fund invests in, primarily invest in municipal bonds. Litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on the ability of an issuer of municipal bonds to make payments of principal and/or interest. Political changes and uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders can significantly affect municipal bonds. If the Internal Revenue Service (the “IRS”) determines that an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could significantly decline in value.

(e) Futures Contracts

The Funds may enter into futures contracts (including contracts relating to foreign currencies, interest rates, commodities securities and other financial indexes and other commodities), and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission (“CFTC”) or, consistent with CFTC regulations, on foreign exchanges. The Funds intend primarily to invest in short positions on U.S. Treasury Futures contracts. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract originally was written. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.

A futures contract held by a Fund is valued daily at the official settlement price on the exchange on which it is traded. Each day a futures contract is held, the Fund pays or receives cash, called “variation margin,” equal to the daily change in value of the futures contract. Variation margin does not represent borrowing or a loan by the Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. The Fund also is required to deposit and to maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the Fund. Although some futures contracts call for making or taking delivery of the underlying assets, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (involving the same exchange, underlying security or index and delivery month). If an offsetting purchase price is less than the original sale price, a Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, a Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs also must be included in these calculations. As discussed below, however, the Funds may not always be able to make an offsetting purchase or sale. In the case of a physically settled futures contract, this could result in the Funds being required to deliver, or receive, the underlying physical commodity, which could be adverse to the Funds.

At any time prior to the expiration of a futures contract, a Fund may seek to close the position by seeking to take an opposite position, which would operate to terminate the Fund’s existing position in the contract. Positions in futures contracts and options on futures contracts may be closed out only on the exchange on which they were entered into (or through a linked exchange). No secondary market for such contracts exists. Although the Funds may enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist at any particular time. Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions at an advantageous price and subjecting the Fund to substantial losses. In such event, and in the event of adverse price movements, the Fund would be required to make daily cash payments of variation margin. In such situations, if the Fund had insufficient cash, it might have to sell assets to meet daily variation margin requirements at a time when it would be disadvantageous to do so. In addition, if the transaction is entered into for hedging purposes, in such circumstances the Fund may realize a loss on a futures contract or option that is not offset by an increase in the value of the hedged position. Losses incurred in futures transactions and the costs of these transactions will affect the Fund’s performance.

Robinson Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2020 (Unaudited)

(f) Short Sales

The Funds and the CEFs held by the Funds may sell securities short. Short sales are transactions under which the Funds sell a security they do not own in anticipation of a decline in the value of that security. To complete such a transaction, the Funds must borrow the security to make delivery to the buyer. The Funds then are obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Funds. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Funds are required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Funds also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Funds are subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

(g) Distributions to Shareholders

The Funds will make dividend distributions of net investment income, if any, monthly and net capital gains distributions, if any, at least annually, typically in December. Each Fund may make an additional payment of dividends or distributions if it deems it desirable at any other time during the year. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(h) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Funds limit their illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor at any time determines that the value of illiquid securities held by a Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Funds’ written LRMP.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with Liberty Street Advisors, Inc. (the “Advisor”). Under the terms of the Agreement, the Funds pay a monthly investment advisory fee to the Advisor at the annual rate of 1.10% of the Funds’ average daily net assets. The Advisor engages Robinson Capital Management, LLC (the “Sub-Advisor”) to manage the Funds and pays the Sub-Advisor from its advisory fees. Effective March 1, 2018, the Advisor has voluntarily agreed to reduce the annual advisory fee it receives from the Tax Advantaged Income Fund from 1.10% of the Fund’s average daily net assets to 1.00% through April 30, 2021. The Advisor may terminate this voluntary reduction at any time. The Advisor will not seek recoupment of any advisory fees it waives pursuant to this voluntary reduction. For the six months ended June 30, 2020, the voluntary advisory fees waived is reported on the Statement of Operations.

Robinson Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2020 (Unaudited)

The Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Funds to ensure that total annual operating expenses (excluding taxes, interest, portfolio transaction expenses, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation expenses) do not exceed 1.60%, 2.35% and 1.35% of the Funds’ average daily net assets for Class A, Class C, and Institutional Class, respectively. This agreement is in effect until April 30, 2021, and it may be terminated before that date only by the Trust’s Board of Trustees. In addition, the Advisor has voluntarily agreed to waive its fees and/or pay for operating expenses of the Tax Advantaged Income Fund to ensure that the total annual fund operating expenses (excluding, as applicable, any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.50%, 2.25%, and 1.25% of the average daily net assets of the Class A, Class C, and Institutional Class shares, respectively, through April 30, 2021. The Advisor may terminate this voluntary reduction at any time. The Advisor will not seek recoupment of this voluntary reduction.

For the six months ended June 30, 2020, the Advisor recovered a portion of its advisory fees totaling $914 and waived a portion of its advisory fees totaling $69,577 for the Tax Advantaged Income Fund and Opportunistic Income Fund, respectively. Each Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. The Advisor may recapture all or a portion of this amount no later than December 31, of the years stated below:

	Tax Advantaged		Opportunistic
	Income Fund		Income Fund
2020	170,834		202,646
2021	50,670	*	190,343
2022	69,665	*	147,396
2023	-	*	69,577
Total	$291,169		$609,962

*	The Advisor has agreed to voluntarily waive a portion of its advisory fee after expenses reimbursed. For the six months ended June 30, 2020, the voluntary advisory fee waived is reported on the Statement of Operations.

UMB Fund Services, Inc. (“UMBFS”), serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Funds’ custodian. The Funds’ allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the six months ended June 30, 2020 are reported on the Statements of Operations as Fund services fees.

Robinson Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2020 (Unaudited)

Foreside Fund Services, LLC serves as the Funds’ distributor (the “Distributor”). The Distributor does not receive compensation from the Funds for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co -administrators. For the six months ended June 30, 2020, the Funds’ allocated fees incurred to Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statement of Operations.

The Funds’ Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Funds’ liability for these amounts is adjusted for market value changes in the invested fund(s) and remains a liability to the Funds until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of each Fund and is disclosed in the Statement of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses in the Statement of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Funds’ allocated fees incurred for CCO services for the six months ended June 30, 2020 are reported on the Statement of Operations.

Note 4 – Federal Income Taxes

At June 30, 2020, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

	Tax Advantaged Income Fund	Opportunistic Income Fund
Cost of investments	$257,121,618	$18,514,463

Gross unrealized appreciation	$8,555,985	$640,767
Gross unrealized depreciation	(5,855,456)	(1,581,339)

Net unrealized appreciation/(depreciation) on investments	$2,700,529	$(940,572)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Robinson Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2020 (Unaudited)

As of December 31, 2019, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Tax Advantaged Income Fund	Opportunistic Income Fund
Undistributed ordinary income	$-	$5,756
Undistributed long-term gains	-	-
Tax accumulated earnings	-	5,756

Accumulated capital and other losses	(15,721,458)	(4,074,106)
Unrealized appreciation on investments	12,845,124	1,387,919
Unrealized deferred compensation	(4,688)	(4,149)
Total accumulated deficit	$(2,881,022)	$(2,684,580)

The tax character of distribution paid during the fiscal years ended December 31, 2019 and December 31, 2018 were as follows:

	Tax Advantaged Income Fund		Opportunistic Income Fund
Distribution paid from:	2019	2018	2019	2018
Tax exempt income	$8,776,382	$10,240,523	$-	$-
Ordinary income	96,799	113,713	1,739,726	3,449,586
Net long-term capital gains	-	-	-	846,355
Return of capital	177,100	266,323	-	-
Total distributions paid	$9,050,281	$10,620,559	$1,739,726	$4,295,941

To the extent that a fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

As of December 31, 2019, The Funds had net capital loss carryovers as follows:

Not subject to expiration:	Tax Advantaged Income Fund	Opportunistic Income Fund
Short Term	$6,944,413	$1,421,578
Long Term	8,777,045	2,652,528
Total	$15,721,458	$4,074,106

Note 5 – Investment Transactions

For the six months ended June 30, 2020, purchases and sales of investments, excluding short-term investments, were as follows:

	Purchases	Sales
Tax Advantaged Income Fund	$261,865,268	$253,065,302
Opportunistic Income Fund	14,542,079	21,559,486

Robinson Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2020 (Unaudited)

Note 6 – Distribution Plan

The Trust, on behalf of the Funds, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, that allows the Funds to pay distribution fees for the sale and distribution of their Class A and Class C shares. For Class A shares, the maximum annual fee payable to the Distributor for such distribution and/or shareholder liaison services is 0.25% of the average daily net assets of such shares. For Class C shares, the maximum annual fees payable to the Distributor for distribution services and administrative services are 0.75% and 0.25%, respectively, of the average daily net assets of such shares. The Institutional Class does not pay any distribution fees.

For the six months ended June 30, 2020, distribution fees incurred are disclosed on the Statement of Operations.

The Advisor’s affiliated broker-dealer, HRC Fund Associates, LLC (“HRC”), Member FINRA/SIPC, markets the Fund shares to financial intermediaries pursuant to a marketing agreement with the Advisor. The marketing agreement between the Advisor and HRC is not part of the Plan. The Advisor pays HRC out of its own resources and without additional cost to the Fund or its shareholders.

Note 7 – Shareholder Servicing Plan

The Trust, on behalf of the Funds, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the six months ended June 30, 2020, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 8 – Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure

FASB Accounting Standard Codification, “Fair Value Measurement and Disclosures”, Topic 820 (ASC 820) Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under ASC 820, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Robinson Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2020 (Unaudited)

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of June 30, 2020, in valuing the Funds’ assets carried at fair value:

Tax Advantaged Income Fund	Level 1	Level 2**	Level 3**	Total
Assets
Investments
Closed-End Funds	$256,820,922	$-	$-	$256,820,922
Short-Term Investments	3,001,225	-	-	3,001,225
Total Assets	$259,822,147	$-	$-	$259,822,147

Liabilities
Other Financial Instruments*
Futures Contracts	$534,938	$-	$-	$534,938
Total Liabilities	$534,938	$-	$-	$534,938

Opportunistic Income Fund	Level 1	Level 2**	Level 3**	Total
Assets
Investments
Closed-End Funds	$17,551,601	$-	$-	$17,551,601
Short-Term Investments	22,290	-	-	22,290
Total Investments	$17,573,891	$-	$-	$17,573,891

Other Financial Instruments*
Futures Contracts	$108,050	$-	$-	$108,050
Total Assets	$17,681,941	$-	$-	$17,681,941

Robinson Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2020 (Unaudited)

Opportunistic Income Fund	Level 1	Level 2**	Level 3**	Total
Liabilities
Other Financial Instruments*
Futures Contracts	$18,008	$-	$-	$18,008
Total Liabilities	$18,008	$-	$-	$18,008

*	Other financial instruments are derivative instruments such as futures contracts. Futures contracts are valued at the unrealized appreciation/depreciation on the instrument.

**	The Funds did not hold any Level 2 or Level 3 securities at period end.

Note 10 – Derivatives and Hedging Disclosures

FASB Accounting Standard Codification, “Derivative and Hedging”, Topic 815 (ASC 815) requires enhanced disclosures about each Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on each Fund’s financial position, performance and cash flows. The Funds invested in futures contracts during the six months ended June 30, 2020.

The effects of these derivative instruments on each Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below. The fair values of derivative instruments as of June 30, 2020 by risk category are as follows:

		Derivatives not designated as	Asset Derivatives	Liability Derivatives
	Statement of Asset and Liabilities Location	hedging instruments	Value	Value
Tax Advantaged Income Fund	Unrealized appreciation/ depreciation on open futures contracts	Interest rate contracts	$-	$534,938
Opportunistic Income Fund	Unrealized appreciation/ depreciation on open futures contracts	Equity contracts	108,050	-
	Unrealized appreciation/ depreciation on open futures contracts	Interest rate contracts	-	18,008

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2020 are as follows:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Derivatives not designated as hedging instruments
	Equity Contracts	Interest Rate Contracts	Total
Tax Advantaged Income Fund
Futures contracts	$-	$(9,674,267)	$(9,674,267)
Opportunistic Income Fund
Futures contracts	113,918	(360,858)	(246,940)

Robinson Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2020 (Unaudited)

	Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
	Derivatives not designated as hedging instruments
	Equity Contracts	Interest Rate Contracts	Total
Tax Advantaged Income Fund
Futures contracts	$-	$(2,302,712)	$(2,302,712)
Opportunistic Income Fund
Futures contracts	231,163	(64,883)	166,280

The number of contracts are included on the Schedule of Investments. The quarterly average volumes of derivative instruments as of June 30, 2020 are as follows:

	Derivatives not designated as hedging instruments	Notional Value
Tax Advantaged Income Fund
Futures contracts	Interest rate contracts	$(108,463,810)
Opportunistic Income Fund
Futures contracts	Equity contracts	$(6,537,752)
Futures contracts	Interest rate contracts	$(4,798,424)

Note 11 – ReFlow liquidity program

The Funds may participate in the ReFlow Fund, LLC (“ReFlow”) liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing redemptions of their shares. In order to pay cash to shareholders who redeem their shares on a given day, a mutual fund typically must hold cash in its portfolio, liquidate portfolio securities, or borrow money, all of which impose certain costs on a fund. ReFlow provides participating mutual funds with another source of cash by standing ready to purchase shares from a fund equal to the amount of each fund’s net redemptions on a given day. ReFlow will purchase Institutional Class Shares of a Fund at net asset value and will not be subject to any investment minimum applicable to such shares. ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of each Fund. ReFlow will periodically redeem its entire share position in a Fund. For use of the ReFlow service, each Fund will pay a fee to ReFlow at a rate determined by a daily auction with other participating mutual funds. During the six months ended June 30, 2020, ReFlow was not utilized by the Funds.

Note 12 – Line of Credit

The Funds together with Braddock Multi-Strategy Fund managed by the Advisor (together “Liberty Street Funds”) have entered into a Senior Secured Revolving Credit Facility (“Facility”) of $25,000,000 (committed) and $25,000,000 (uncommitted) with UMB Bank, n.a. Each Fund is permitted to borrow up to the lesser of 20.00% of its adjusted net assets with the cap limit of $25,000,000, or the maximum amount permitted subject to the Fund’s investment limitations. The purpose of the Facility is to finance temporarily the repurchase or redemption of shares of each Fund. Borrowings under this agreement bear interest at the one-month London Interbank Offered Rate (LIBOR) plus 2.00%. As compensation for holding the lending commitment available, the Liberty Street Funds are charged a commitment fee on the average daily unused balance of the Facility at the rate of 0.20% per annum. Commitment fees for the six months ended June 30, 2020 are disclosed in each Fund’s Statement of Operations. The Funds did not borrow under the line of credit agreement during the six months ended June 30, 2020.

Robinson Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2020 (Unaudited)

Note 13 – COVID-19 Risks

In early 2020, an outbreak of a novel strain of coronavirus (COVID-19) emerged globally. This coronavirus has resulted in closing international borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general public concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. The future impact of COVID-19 is currently unknown, and it may exacerbate other risks that apply to the Funds, including political, social and economic risks. Any such impact could adversely affect the Funds’ performance, the performance of the securities in which the Funds invest and may lead to losses on your investment in the Funds. The ultimate impact of COVID-19 on the financial performance of the Funds’ investments is not reasonably estimable at this time.

Note 14 – Events Subsequent to the Fiscal Period End

The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated each Fund’s related events and transactions that occurred through the date of issuance of each Fund’s financial statements.

There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in each Fund’s financial statements.

Robinson Funds

SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory and Sub-Advisory Agreements

At a meeting held on June 17-18, 2020, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the renewal of the investment advisory agreements (the “Advisory Agreements”) between the Trust and Liberty Street Advisors, Inc. (the “Investment Advisor”), and the sub-advisory agreements (the “Sub-Advisory Agreements”) between the Investment Advisor and Robinson Capital Management, LLC (the “Sub-Advisor”), with respect to the Robinson Opportunistic Income Fund (the “Opportunistic Income Fund”) and the Robinson Tax Advantaged Income Fund (the “Tax Advantaged Fund” and together with the Opportunistic Income Fund, the “Funds”) for additional one-year terms from when they otherwise would expire. The Advisory Agreements and the Sub-Advisory Agreements are referred to below as the “Fund Advisory Agreements.” In approving renewal of each Fund Advisory Agreement, the Board, including the Independent Trustees, determined that such renewal was in the best interests of each Fund and its shareholders. The Board acknowledged that in accordance with exemptive relief granted by the U.S. Securities and Exchange Commission, due to unforeseen emergency circumstances related to the COVID-19 pandemic, the meeting was being held by videoconference, and that as required by the relief, the Board would ratify the renewal of the Fund Advisory Agreements at its next in-person meeting.

Background

In advance of the meeting, the Board received information about the Funds and the Fund Advisory Agreements from the Investment Advisor, the Sub-Advisor, and Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the organization and financial condition of the Investment Advisor and the Sub-Advisor; information regarding the background, experience, and compensation structure of relevant personnel providing services to the Funds; information about the Investment Advisor’s and the Sub-Advisor’s compliance policies and procedures, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; information regarding the profitability of the Investment Advisor’s overall relationship with the Funds; reports comparing the performance of each Fund with returns of its benchmark index and a group of comparable funds (each a “Peer Group”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”) from Morningstar, Inc.’s relevant fund universe (each a “Fund Universe”) for various periods ended March 31, 2020; reports comparing the investment advisory fee and total expenses of each Fund with those of its Peer Group and Fund Universe; and the advisory and sub-advisory fees paid pursuant to the Advisory Agreements and Sub-Advisory Agreements, respectively. The Board also received a memorandum from legal counsel to the Trust discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Fund Advisory Agreements. In addition, the Board considered information reviewed by the Board during the year at other Board and Board committee meetings. No representatives of the Investment Advisor or Sub-Advisor were present during the Board’s consideration of the Fund Advisory Agreements, and the Independent Trustees were represented by their legal counsel with respect to the matters considered.

In renewing each Fund Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Robinson Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Liberty Street Advisors, Inc.

Nature, Extent and Quality of Services

The Board considered information included in the meeting materials regarding the performance of each Fund. The materials they reviewed indicated the following:

●	The Opportunistic Income Fund’s annualized total return for the three-year period was below the Peer Group and High Yield Bond Fund Universe median returns and the Bloomberg Barclays Global Aggregate Credit Index return by 3.16%, 4.34%, and 7.30%, respectively. The Fund’s total return for the one-year period was below the Peer Group and Fund Universe median returns and the Bloomberg Barclays Index return by 7.31%, 9.10%, and 18.30%, respectively. The Trustees considered the Investment Advisor’s assertion that the primary driver of Fund underperformance over the one- and three-year periods was performance from the first quarter of 2020, during which the Fund generated a -22.17% return due to the circumstances caused by the COVID-19 pandemic. The Trustees also considered the Investment Advisor’s explanation that retail investors sold shares of closed-end funds in response to the market volatility caused by the COVID-19 pandemic during the first quarter of 2020, which resulted in significant widening of discounts to net asset value with respect to such closed-end funds and contributed to the Fund’s underperformance. The Trustees also considered the Investment Advisor’s observation that for the period from April 1, 2019, through December 31, 2019, the Fund outperformed the Bloomberg Barclays Index.

●	The Tax Advantaged Fund’s annualized total return for the five-year period was below the Peer Group median return, the Bloomberg Barclays Municipal Short-Intermediate 1-10 Year Index return, and the Muni National Long Fund Universe median return by 0.17%, 1.20%, and 2.26%, respectively. The Fund’s annualized total return for the three-year period was below the Peer Group median return by 1.00%, the Bloomberg Barclays Index return by 2.91%, and the Fund Universe median return by 4.21%. For the one-year period, the Fund’s total return was below the Peer Group median return, the Bloomberg Barclays Index return, and the Fund Universe median return by 2.48%, 8.80%, and 9.00%, respectively. The Trustees considered the Investment Advisor’s assertion that the primary driver of Fund underperformance over the one-, three-, and five-year periods was performance from the first quarter of 2020, during which the Fund generated a -11.47% return due to the circumstances caused by the COVID-19 pandemic. The Trustees also considered the Investment Advisor’s explanation that retail investors sold shares of municipal bond closed-end funds in response to the market volatility caused by the COVID-19 pandemic during the first quarter of 2020, which resulted in significant widening of discounts to net asset value with respect to such closed-end funds and contributed to the Fund’s underperformance.

The Board noted its familiarity with the Investment Advisor and considered the overall quality of services provided by the Investment Advisor to the Funds. In doing so, the Board considered the Investment Advisor’s specific responsibilities in day -to-day management and oversight of the Funds, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Funds. The Board also considered the overall quality of the organization and operations of the Investment Advisor, as well as its compliance structure. In addition, the Board considered the respective roles of the Investment Advisor and the Sub-Advisor, noting that the Investment Advisor provides overall supervision of the general investment management and investment operations of the Funds and oversees the Sub-Advisor with respect to the Funds’ operations, including monitoring the investment and trading activities of the Sub-Advisor, monitoring each Fund’s compliance with its investment policies, and providing general administrative services related to the Investment Advisor’s overall supervision of the Funds; and that the Sub-Advisor’s responsibilities include day-to-day portfolio management. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Investment Advisor to each Fund were satisfactory.

Robinson Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Advisory Fee and Expense Ratio

With respect to the advisory fees and expenses paid by the Funds, the meeting materials indicated the following:

●	The Opportunistic Income Fund’s annual investment advisory fee (gross of fee waivers) was higher than the Peer Group and High Yield Bond Fund Universe medians by 0.10% and 0.50%, respectively. The Trustees noted, however, that the Fund’s advisory fee was not in the top quartile of the Peer Group. The Trustees noted that the Fund’s advisory fee is the same as the fee the Investment Advisor charges to manage the Tax Advantaged Fund, which has similar objectives and policies as the Fund, and within the range of advisory fees paid by other series of the Trust managed by the Investment Advisor.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were the same as the Peer Group median, but higher than the Fund Universe median by 0.62%. The Trustees noted, however, that the average net assets of the Fund’s class considered by Broadridge were significantly lower than the average net assets of corresponding classes of funds in the Peer Group and Fund Universe, and that certain of those other funds also had significant assets in other classes.

●	The Tax Advantaged Fund’s annual investment advisory fee (gross of fee waivers) was higher than the Peer Group median by 0.10% and the Muni National Long Fund Universe median by 0.67%. The Trustees considered that the Investment Advisor voluntarily agreed to reduce its advisory fee for the Fund to 1.00%, thereby matching the Peer Group median, through April 30, 2021. The Trustees also considered the Investment Advisor’s belief that the Fund’s advisory fee is reasonable given its investments in closed-end funds and use of hedging strategies, each of which requires relatively more work than the strategies of many of the funds in the Peer Group, as most of the Peer Group funds do not invest in closed-end funds or employ hedging strategies. The Trustees noted that the Fund’s advisory fee is the same as the fee the Investment Advisor charges to manage the Opportunistic Income Fund, which has similar objectives and policies as the Fund, and within the range of advisory fees paid by other series of the Trust managed by the Investment Advisor.

The annual total expenses paid by the Fund (net of fee waivers pursuant to contractual and voluntary expense limitations) for the Fund’s most recent fiscal year were lower than the Peer Group median, but higher than the Fund Universe median by 0.72%. The Trustees noted, however, that the average net assets of the Fund’s class considered by Broadridge were significantly lower than the average net assets of corresponding classes of funds in the Fund Universe, and that certain of those other funds also had significant assets in other classes.

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to the Investment Advisor by each Fund under its Advisory Agreement was fair and reasonable in light of the nature and quality of the services the Investment Advisor provides to each Fund.

Profitability and Economies of Scale

The Board next considered information prepared by the Investment Advisor relating to its costs and profits with respect to the Funds for the year ended March 31, 2020, noting that the Investment Advisor had waived a significant portion of its advisory fee for the Opportunistic Income Fund, had waived a portion of its advisory fee for the Tax Advantaged Fund, and did not realize a profit with respect to the Opportunistic Income Fund. The Board and the Independent Trustees concluded that the profit of the Investment Advisor from its relationship with the Tax Advantaged Fund was reasonable.

Robinson Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

The Board also considered the benefits received by the Investment Advisor and its affiliates as a result of the Investment Advisor’s relationship with the Funds, other than the receipt of its investment advisory fees, including the benefits received by its affiliated broker-dealer in connection with the marketing of Fund shares, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Investment Advisor’s compliance program, and the intangible benefits of the Investment Advisor’s association with the Funds generally and any favorable publicity arising in connection with the Funds’ performance. The Trustees noted that although there were no advisory fee breakpoints, the asset levels of the Funds were not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future as the assets of the Funds grow.

Robinson Capital Management, LLC

Nature, Extent and Quality of Services

The Board considered the overall quality of services provided by the Sub-Advisor to the Funds. In doing so, the Board considered the Sub-Advisor’s specific responsibilities in day-to-day portfolio management of each Fund, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Funds. The Board also considered the overall quality of the organization and operations of the Sub-Advisor, as well as its compliance structure. The Board’s observations regarding the performance of each Fund are described above. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management services provided by the Sub-Advisor to each Fund were satisfactory.

Sub-Advisory Fees

The Board reviewed information regarding the sub -advisory fees charged by the Sub-Advisor with respect to the Opportunistic Income Fund and the Tax Advantaged Fund, and noted that the sub-advisory fee charged to each Fund is higher than the fees charged by the Sub-Advisor to institutional clients for separately managed accounts utilizing the Sub-Advisor’s closed-end arbitrage strategy. The Board considered, however, that management of mutual fund assets requires compliance with certain requirements under the 1940 Act that do not apply to the Sub-Advisor’s institutional clients, and that the separately managed accounts do not utilize the same amount of hedging as the Funds. The Board also noted that the Investment Advisor pays the Sub-Advisor’s sub-advisory fees out of the Investment Advisor’s advisory fees.

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to the Sub -Advisor by each Fund under its Sub-Advisory Agreement was fair and reasonable in light of the nature and quality of the services the Sub-Advisor provides to each Fund.

Benefits to the Sub-Advisor

The Board considered the benefits received by the Sub -Advisor as a result of its relationship with the Funds, other than the receipt of its sub-advisory fees, including any research received from broker-dealers providing execution services to the Funds, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Sub-Advisor’s compliance program, and the intangible benefits of the Sub-Advisor’s association with the Funds generally and any favorable publicity arising in connection with the Funds’ performance.

Robinson Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Conclusion

Based on these and other factors, the Board and the Independent Trustees concluded that renewal of the Fund Advisory Agreements was in the best interests of each Fund and its shareholders and, accordingly, renewed each Fund Advisory Agreement with respect to the Funds.

Robinson Funds

EXPENSE EXAMPLES

For the Six Months Ended June 30, 2020 (Unaudited)

Expense Example

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments on certain classes, and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Class A and Class C only); and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2020 to June 30, 2020.

Actual Expenses

The information in the row titled "Actual Performance" of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the rows titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
Tax Advantaged Income Fund		1/1/20	6/30/20	1/1/20 – 6/30/20
Class A	Actual Performance	$1,000.00	$915.30	$7.19
	Hypothetical (5% annual return before expenses)	1,000.00	1,017.36	7.57
Class C	Actual Performance	1,000.00	912.70	10.75
	Hypothetical (5% annual return before expenses)	1,000.00	1,013.63	11.31
Institutional Class	Actual Performance	1,000.00	917.40	6.01
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.60	6.32

*	Expenses are equal to the Fund’s annualized expense ratios of 1.51%, 2.26% and 1.26% for Class A, Class C and Institutional Class, respectively, multiplied by the average account values over the period, multiplied by 182/366 (to reflect the six months period). The expense ratios reflect the voluntary advisory fees waiver and a recovery of previously waived fees and absorbed expenses. Assumes all dividends and distributions were reinvested.

Robinson Funds

EXPENSE EXAMPLES - Continued

For the Six Months Ended June 30, 2020 (Unaudited)

		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
Opportunistic Income Fund		1/1/20	6/30/20	1/1/20 – 6/30/20
Class A	Actual Performance	$1,000.00	$827.20	$7.39
	Hypothetical (5% annual return before expenses)	1,000.00	1,016.77	8.16
Class C	Actual Performance	1,000.00	823.60	10.78
	Hypothetical (5% annual return before expenses)	1,000.00	1,013.04	11.90
Institutional Class	Actual Performance	1,000.00	828.30	6.26
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.01	6.91

*	Expenses are equal to the Fund’s annualized expense ratios of 1.62%, 2.37% and 1.37% for Class A, Class C and Institutional Class, respectively, multiplied by the average account values over the period, multiplied by 182/366 (to reflect the six months period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Robinson Funds

Each a series of Investment Managers Series Trust

Investment Advisor

Liberty Street Advisors, Inc.

100  Wall Street, 20th Floor

New York, New York 10005

Investment Sub-Advisor

Robinson Capital Management, LLC

63 Kercheval Avenue, Suite 111

Grosse Pointe Farms, Michigan 48236

Custodian

UMB Bank, n.a.

928 Grand Boulevard, 5th Floor

Kansas City, Missouri 64106

Fund Co- Administrator

Mutual Fund Administration, LLC

2220 East Route 66, Suite 226

Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant

UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, Wisconsin 53212

Distributor

Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Robinson Tax Advantaged Income Fund – Class A	ROBAX	46141Q 105
Robinson Tax Advantaged Income Fund – Class C	ROBCX	46141Q 204
Robinson Tax Advantaged Income Fund – Institutional Class	ROBNX	46141Q 303
Robinson Opportunistic Income Fund – Class A	RBNAX	46141Q 576
Robinson Opportunistic Income Fund – Class C	RBNCX	46141Q 568
Robinson Opportunistic Income Fund – Institutional Class	RBNNX	46141Q 550

Privacy Principles of the Robinson Funds for Shareholders

The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non -public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Robinson Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting Policies and Procedures

A description of the Funds’ proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Funds at (800) 207-7108, or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (800) 207-7108, or by accessing the Funds’ Form N-PX on the SEC’s website at www.sec.gov.

Fund Portfolio Holdings

The Funds file a complete schedule of their portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the Funds’ Form N-PORT on the SEC’s website at www.sec.gov.

Prior to their use of Form N-PORT, the Funds filed their complete schedule of portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 207-7108.

Robinson Funds

P.O. Box 2175

Milwaukee, WI 53201

Toll Free: (800) 207-7108

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not applicable.

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable for open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	09/08/20

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	09/08/20

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer/Chief Financial Officer

Date	09/08/20